United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Quarter ended 11/30/16

Item 1. Schedule of Investments

Edward Jones Money Market Fund
Portfolio of Investments
November 30, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—49.9%
$840,500,000	[1]	Federal Farm Credit System Discount Notes, 0.500% - 0.830%, 12/29/2016 - 11/7/2017	$838,403,340
1,015,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.523% - 0.763%, 12/1/2016 - 12/28/2016	1,015,499,022
53,900,000		Federal Farm Credit System Notes, 0.650% - 0.800%, 6/5/2017 - 9/8/2017	53,889,089
2,324,800,000	[1]	Federal Home Loan Bank System Discount Notes, 0.290% - 0.800%, 12/2/2016 - 5/5/2017	2,323,391,189
3,291,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.416% - 0.911%, 12/3/2016 - 2/28/2017	3,291,462,769
741,250,000		Federal Home Loan Bank System Notes, 0.440% - 1.625%, 12/9/2016 - 7/3/2017	741,205,825
728,850,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.500% - 0.520%, 4/3/2017 - 5/16/2017	727,514,921
631,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.396% - 0.861%, 12/8/2016 - 1/24/2017	631,497,628
156,322,000		Federal Home Loan Mortgage Corp. Notes, 0.750% - 1.000%, 3/9/2017 - 12/15/2017	156,390,160
17,200,000	[1]	Federal National Mortgage Association Discount Notes, 0.010%, 6/1/2017	17,148,003
68,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.520%, 12/16/2016	67,985,267
481,300,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.545% - 0.846%, 12/8/2016 - 1/11/2017	481,326,914
		TOTAL GOVERNMENT AGENCIES	10,345,714,127
		U.S. TREASURY—15.6%
140,000,000	[1]	United States Treasury Bills, 0.320% - 0.335%, 12/29/2016	139,964,689
64,000,000	[1]	United States Treasury Bills, 0.325% - 0.330%, 1/5/2017	63,979,622
650,000,000	[1]	United States Treasury Bills, 0.335% - 0.340%, 12/22/2016	649,871,229
488,500,000	[1]	United States Treasury Bills, 0.355% - 0.360%, 12/15/2016	488,432,028
488,000,000		United States Treasury Notes, 0.500% - 3.125%, 1/31/2017	488,638,273
185,000,000		United States Treasury Notes, 0.500%, 3/31/2017	184,991,581
185,000,000		United States Treasury Notes, 0.625% - 1.875%, 8/31/2017	185,369,071
40,000,000		United States Treasury Notes, 0.625%, 5/31/2017	40,019,535
231,500,000		United States Treasury Notes, 0.750%, 1/15/2017	231,600,797
138,000,000		United States Treasury Notes, 0.875% - 2.250%, 11/30/2017	138,735,339
374,500,000		United States Treasury Notes, 0.875% - 3.250%, 12/31/2016	374,991,330
30,000,000		United States Treasury Notes, 0.875%, 5/15/2017	30,050,344
112,000,000		United States Treasury Notes, 0.875%, 11/15/2017	112,058,929
96,000,000		United States Treasury Notes, 4.750%, 8/15/2017	98,769,156
		TOTAL U.S. TREASURY	3,227,471,923
		REPURCHASE AGREEMENTS—32.7%
150,000,000		Interest in $250,000,000 joint repurchase agreement 0.30%, dated 11/30/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,002,083 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $255,385,302.	150,000,000
400,000,000		Interest in $800,000,000 joint repurchase agreement 0.29%, dated 11/30/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,006,444 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $819,312,084.	400,000,000
100,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.34%, dated 11/4/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $450,131,750 on 12/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $459,117,046.	100,000,000
500,000,000		Interest in $850,000,000 joint repurchase agreement 0.28%, dated 11/30/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $850,006,611 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $867,678,064.	500,000,000
250,000,000		Repurchase agreement 0.28%, dated 11/30/2016 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,944 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $256,704,811.	250,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$750,000,000		Repurchase agreement 0.28%, dated 11/30/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,005,833 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $765,005,996.	$750,000,000
250,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.29%, dated 11/23/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,064,444 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2054 and the market value of those underlying securities was $1,024,636,284.	250,000,000
140,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.27%, dated 11/30/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,000,022,500 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $3,060,022,991.	140,000,000
75,000,000	[3]	Interest in $175,000,000 joint repurchase agreement 0.32%, dated 11/21/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $175,043,556 on 12/19/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $178,516,781.	75,000,000
1,000,000,000		Repurchase agreement 0.25%, dated 11/30/2016 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,006,944 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2027 and the market value of those underlying securities was $1,000,007,011.	1,000,000,000
200,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 11/1/2016 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,330,556 on 12/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $1,025,470,653.	200,000,000
500,000,000		Repurchase agreement 0.28%, dated 11/30/2016 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,003,889 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $510,366,758.	500,000,000
150,000,000		Interest in $550,000,000 joint repurchase agreement 0.29%, dated 11/30/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,004,431 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2054 and the market value of those underlying securities was $565,516,966.	150,000,000
225,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.27%, dated 11/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,000,052,500 on 12/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $1,020,015,349.	225,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.27%, dated 11/29/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,026,250 on 12/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $511,093,846.	100,000,000
100,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.36%, dated 11/10/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,175,000 on 12/15/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2046 and the market value of those underlying securities was $510,434,347.	100,000,000
100,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.37%, dated 11/14/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,159,306 on 12/15/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $511,883,018.	100,000,000
100,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.39%, dated 11/21/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,162,500 on 12/21/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $510,317,876.	100,000,000
125,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.48%, dated 10/20/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,600,000 on 1/18/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $511,992,187.	125,000,000
300,000,000		Interest in $700,000,000 joint repurchase agreement 0.28%, dated 11/29/2016 under which Royal Bank of Canada will repurchase securities provided as collateral for $700,038,111 on 12/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2046 and the market value of those underlying securities was $714,038,874.	300,000,000
200,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.32%, dated 11/23/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,093,333 on 12/14/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/1/2046 and the market value of those underlying securities was $510,331,737.	200,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$100,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.34%, dated 11/15/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,160,556 on 12/19/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $510,077,067.	$100,000,000
100,000,000	[3]	Interest in $200,000,000 joint repurchase agreement 0.35%, dated 11/1/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $200,066,111 on 12/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/20/2046 and the market value of those underlying securities was $204,059,500.	100,000,000
100,000,000		Interest in $400,000,000 joint repurchase agreement 0.28%, dated 11/29/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,021,778 on 12/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $408,006,347.	100,000,000
550,000,000		Interest in $2,580,000,000 joint repurchase agreement 0.28%, dated 11/30/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,580,020,067 on 12/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,633,307,588.	550,000,000
100,000,000	[3]	Interest in $475,000,000 joint repurchase agreement 0.42%, dated 11/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $475,166,250 on 12/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $489,386,990.	100,000,000
100,000,000	[3]	Interest in $420,000,000 joint repurchase agreement 0.43%, dated 11/14/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $420,155,517 on 12/15/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $432,687,842.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	6,765,000,000
		TOTAL INVESTMENTS—98.2% (AT AMORTIZED COST)[4]	20,338,186,050
		OTHER ASSETS AND LIABILITIES - NET—1.8%[5]	376,577,081
		TOTAL NET ASSETS—100%	$20,714,763,131
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. The Trustees have ultimate responsibility for determining the fair value of investments.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Edward Jones Money Market Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 25, 2017